UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

              Form 13F

          Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment: | |; Amendment Number: ____


This Amendment (Check only one): | | is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10017

Form 13F File Number: 28-6774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President of Managing Member, OrbiMed Advisors Inc.
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  /s/ Samuel D. Isaly     New York, NY         February 14, 2003
   [Signature]            [City, State]              [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Quarter Ended: December 31, 2002

                             Form 13F Summary Page

OrbiMed Advisors LLC


Report Summary:
Number of Other Included Managers:  1
Form 13F Information Table Entry Total:   59
Form 13F Information Table Value Total:  $1,493,940,071

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No           Form 13F File Number            Name
   1                  28-4571                OrbiMed Advisors Inc.
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       Column 1             Column 2        Column 3     Column 4     Column 5       Column 6       Column 7         Column 8
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                                                                               Investment Discretion       Voting Authority (Shares)
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                                                                                      Shared  Shared   Other
    Name of Issuer        Title of Class  CUSIP Number  Market Value   SHRS     Sole  Defined  Other  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
                                           ID_CUSIP
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


Abgenix Inc.            COM   ABGX equity   00339B107   13,048,585     1,770,500       X                1        1,770,500

Acacia/Combimatrix      COM   CBMX equity   003881208    2,022,220       555,555       X                1          555,555

Aclara
BioSciences Inc.        COM   ACLA equity   00461P106      451,500       215,000       X                1          215,000

Adolor Corp.            COM   adlr equity   00724X102   18,588,684     1,336,354       X                1        1,336,354

Affymetrix Inc          COM   affx equity   00826T108   70,686,609     3,088,100       X                1        3,088,100

Alexion
Pharmaceuticals, Inc.   COM   alxn equity   015351109    9,197,768       651,400       X                1          651,400

Altana AG-ADR           COM   AAA equity    02143N103    2,453,280        53,800       X                1           53,800

Amgen Inc.              COM   amgn equity   031162100  163,050,433     3,372,992       X                1        3,372,992

Ares-Serono ADR         COM   SRA equity    81752M101    2,786,580       205,500       X                1          205,500

Argonaut
Technologies Inc        COM   agnt equity   040175101      980,000     1,000,000       X                1        1,000,000

Arqule Inc.             COM   arql equity   04269E107    6,252,195     2,049,900       X                1        2,049,900

Atrix Labs Inc.         COM   atrx equity   04962L101    1,503,222        98,000       X                1           98,000

Axonyx Inc.             COM   AXYX equity   05461R101    1,005,330     1,081,000       X                1        1,081,000

Bioenvision, Inc.       COM   BIOV equity   09059N100      979,882       632,182       X                1          632,182

BioMarin
Pharmaceuticals Inc.    COM   bmrn equity   09061G101      735,315       104,300       X                1          104,300

Bio-Technology General  COM   btgc equity   090578105   13,681,074     4,274,000       X                1        4,274,000

Caliper Technologies    COM   calp equity   130876105    5,746,248     1,941,300       X                1        1,941,300
                                            00339B107
Cambridge Antibody ADR  COM   CATG equity   132148107    1,823,657       193,000       X                1          193,000

Cell Therapeutics Inc.  COM   ctic equity   150934107    3,165,809       435,462       X                1          435,462

Cepheid Inc.            COM   cphd equity   15670R107    6,517,462     1,278,435       X                1        1,278,435

Connetics Corporation   COM   CNCT equity   208192104    1,694,820       141,000       X                1          141,000

Cypress Biosciences     COM   cypb equity   232674507    3,510,000     1,300,000       X                1        1,300,000

Depomed Inc.            COM   dmi equity    249908104      270,000       135,000       X                1          135,000

Discovery
Laboratories Inc.       COM   dsco equity   254668106    4,482,231     1,595,100       X                1        1,595,100

Eli Lilly & Company     COM   lly equity    532457108  105,171,875     1,656,250       X                1        1,656,250

Enzon Inc.              COM   enzn equity   293904108   58,764,112     3,514,600       X                1        3,514,600

Genentech Inc           COM   dna equity    368710406  120,758,772     3,641,700       X                1        3,641,700

GenProbe                COM   gpro equity   36866T103   21,401,655       899,267       X                1          899,267

Genzyme Corp.
General Division        COM   genz equity   372917104  127,014,978     4,295,400       X                1        4,295,400

Gilead Sciences Inc.    COM   gild equity   375558103   98,725,800     2,903,700       X                1        2,903,700

Given Imaging           COM   givn equity  IL0010865371  9,121,100       985,000       X                1          985,000

Idec
Pharmaceuticals Corp.   COM   idph equity   449370105   86,407,850     2,605,000       X                1        2,605,000

Immunomedics Inc.       COM   immu equity   452907108   11,970,420     2,591,000       X                1        2,591,000

Incyte Pharma           COM   incy equity   45337C102   11,486,640     2,519,000       X                1        2,519,000

Lifecell                COM   lifc equity   531927101    2,105,284       699,430       X                1          699,430

Ligand Pharmaceuticals  COM   lgnd equity   53220K207    8,916,348     1,660,400       X                1        1,660,400

Lion Biosciences ADR    COM   LEON equity   536191109      157,619        27,701       X                1           27,701

Lynx Therapeutics Inc.  COM   lynx equity   551812308      374,904       914,400       X                1          914,400

Medimmune Inc.          COM   medi equity   584699102  114,904,647     4,229,100       X                1        4,229,100

Novartis AG             COM   NVS equity    66987V109    3,160,616        86,050       X                1           86,050

NPS
Pharmaceuticals Inc.    COM   NPSP equity   62936P103    1,522,785        60,500       X                1           60,500

Onyx
Pharmaceuticals Inc.    COM   onxx equity   683399109   11,036,095     1,899,500       X                1        1,899,500

Orchid Biosciences      COM   orch equity   68571P100      928,376     1,856,753       X                1        1,856,753

Orphan Medical, Inc.    COM   orph equity   687303107   14,232,258     1,617,302       X                1        1,617,302

Orthovita Inc.          COM   vita equity   68750U102    8,146,689     1,872,802       X                1        1,872,802

Oxford Glycosciences    COM   OGSI equity   691464101      786,500       325,000       X                1          325,000

Palatin
Technologies Inc        COM   ptn equity    696077304      925,389       467,368       X                1          467,368

Penwest
Pharmaceuticals Co.     COM   ppco equity   709754105    5,310,600       501,000       X                1          501,000

Pfizer Inc.             COM   pfe equity    717081103   26,506,941       867,090       X                1          867,090

Pharmacia Corporation   COM   pha equity    71713U102   94,238,100     2,254,500       X                1        2,254,500

Pharmacopeia Inc.       COM   pcop equity   71713B104   18,856,880     2,114,000       X                1        2,114,000

Praecis
Pharmaceuticals Inc.    COM   PRCS equity   739421105      861,250       265,000       X                1          265,000

SangStat Medical Corp.  COM   sang equity   801003104   17,808,800     1,576,000       X                1        1,576,000

Sepracor Inc.           COM   sepr equity   817315104   30,194,575     3,122,500       X                1        3,122,500

Sonus Pharma.           COM   snus equity   835692104      143,524        67,700       X                1           67,700

Tanox Inc.              COM   tnox equity   87588Q109    1,362,025       150,500       X                1          150,500

Tularik Inc.            COM   tlrk equity   899165104      425,220        57,000       X                1           57,000

Wyeth                   COM   wye equity    983024100  142,067,640     3,798,600       X                1        3,798,600

Xoma Ltd.               COM   xoma equity  BMG9825R1079  3,510,900       830,000       X                1          830,000
                         D4
Total                                                1,493,940,071    84,438,993                                84,438,993
